SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 2)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]	$ 537,499	¥ 77,491,230	¥ 96,807,020
Short-term investments		$ 32,677	4,711,000	4,935,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]
Short-term investments			4,711,000	4,935,000
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]
Short-term investments
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]		77,491,230	96,807,020
Short-term investments

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.